Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.35% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.8%)(a)
	Rating(RAT)	Principal amount	Value
Guam (0.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	$600,000	$708,420

			708,420
Illinois (0.1%)
Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/30	AA	100,000	112,105

			112,105
Minnesota (100.2%)
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	300,000	306,906
4.00%, 8/1/36	BB+	300,000	310,617
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BBB-	895,000	953,909
Burnsville, G.O. Bonds, (Indpt. School Dist. No. 191), Ser. A, 4.00%, 2/1/33	Aa2	500,000	554,550
Center City, Hlth. Care Fac. Rev. Bonds, (Hazelden Betty Ford Foundation)
5.00%, 11/1/44	Baa1	500,000	560,380
5.00%, 11/1/41	Baa1	700,000	704,284
Central MN Muni. Pwr. Agcy. Rev. Bonds, (Twin Cities Transmission Project), 5.00%, 1/1/32	A2	1,000,000	1,086,560
Chaska, G.O. Bonds, (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa2	500,000	607,925
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	696,435
Cloquet, G.O. Bonds, (Indpt. School Dist. No. 94), Ser. B, 5.00%, 2/1/27	Aa2	1,100,000	1,323,047
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	370,471
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A
5.25%, 7/1/40	BB+	500,000	547,100
U.S. Govt. Coll., 5.125%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	574,765
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa2	1,390,000	1,753,499
Ser. B, 5.00%, 2/1/27	Aa2	370,000	458,067
Ser. B, 5.00%, 2/1/26	Aa2	395,000	478,495
Ser. B, 5.00%, 2/1/25	Aa2	375,000	443,040
Ser. B, 5.00%, 2/1/24	Aa2	400,000	460,004
Ser. B, 5.00%, 2/1/23	Aa2	380,000	424,703
Ser. B, 5.00%, 2/1/22	Aa2	320,000	346,832
Ser. A, 4.00%, 3/1/32	Ba2	1,355,000	1,458,495
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,196,290
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	269,745
4.50%, 8/1/26	BB+	420,000	448,770
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	529,885
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	250,000	271,903
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa2	1,000,000	797,210
Hennepin Cnty., G.O. Bonds
Ser. A, 5.00%, 12/1/38	AAA	530,000	652,976
Ser. C, 5.00%, 12/1/34	AAA	1,500,000	1,865,730
Ser. C, 5.00%, 12/1/20	AAA	2,715,000	2,846,569
Hennepin Cnty., VRDN, Ser. B, 1.35%, 12/1/38	A-1+	2,000,000	2,000,000
Hennepin Cnty., Regl. Railroad Auth. G.O. Bonds, Ser. A
5.00%, 12/1/38	AAA	2,000,000	2,563,320
5.00%, 12/1/37	AAA	1,000,000	1,284,910
Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	282,945
Jordan, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 717), Ser. A
5.00%, 2/1/28	Aa2	960,000	1,080,787
5.00%, 2/1/28 (Prerefunded 2/1/23)	AAA/P	40,000	45,118
Lakeville, G.O. Bonds, (Indpt. School Dist. No. 194), Ser. B, 4.00%, 2/1/27	Aa2	510,000	591,600
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa1	500,000	607,015
5.00%, 5/1/31	Baa1	500,000	609,705
5.00%, 5/1/30	Baa1	850,000	1,042,746
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Children's Hlth. Care Fac.), Ser. A, 5.25%, 8/15/35	AA-	500,000	518,145
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.)
Ser. B-2, 1.43%, 11/15/35	VMIG 1	1,000,000	1,000,000
Ser. B-1, 1.42%, 11/15/35	VMIG 1	2,300,000	2,300,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. C, 5.00%, 1/1/37	AA-	825,000	1,004,545
Ser. C, 5.00%, 1/1/36	AA-	825,000	1,007,036
Ser. A, 5.00%, 1/1/35 (Prerefunded 10/3/19)	AA-	1,000,000	1,012,240
Ser. B, 5.00%, 1/1/29	A+	910,000	986,986
Ser. B, 5.00%, 1/1/23	A+	730,000	817,877
Ser. B, 5.00%, 1/1/22 (Prerefunded 10/3/19)	AA-	1,250,000	1,253,363
Ser. B, 5.00%, 1/1/21(FWC)	A+	2,075,000	2,172,587
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	A3	100,000	111,201
4.00%, 6/1/27	A3	100,000	113,210
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
5.00%, 11/15/44	A+	250,000	292,535
5.00%, 11/15/34	A+	2,230,000	2,812,900
4.00%, 11/15/38	A+	500,000	568,180
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	535,630
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill), FNMA Coll., 1.35%, 5/15/34	VMIG 1	375,000	375,000
MN Agricultural & Econ. Dev. Board Rev. Bonds, (Essentia Hlth. Oblig. Group), Ser. C-1, AGC, 5.00%, 2/15/30	AA	1,000,000	1,014,580
MN State COP, (Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,487,440
MN State G.O. Bonds
(Trunk Hwy.), Ser. B, 5.00%, 10/1/30	AAA	1,000,000	1,076,740
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	10,796
(Trunk Hwy.), Ser. B, 4.00%, 8/1/26	AAA	500,000	513,205
MN State Rev. Bonds, (Gen. Fund Appropriations)
Ser. A, 5.00%, 6/1/38	AA+	1,000,000	1,134,370
Ser. B, 5.00%, 3/1/29	AA+	500,000	545,540
MN State College & U. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,072,890
4.00%, 10/1/25	Aa3	1,000,000	1,085,290
MN State Higher Ed. Fac. Auth. Rev. Bonds
(College of St. Scholastica, Inc.), Ser. H, 5.125%, 12/1/40	Baa2	750,000	757,230
(Bethel U.), 5.00%, 5/1/47	BBB-	1,000,000	1,156,180
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,260,750
(U. of St. Thomas), Ser. 7-A, U.S. Govt. Coll., 5.00%, 10/1/39 (Prerefunded 10/1/19)	A2	500,000	501,450
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,158,630
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	896,888
(St. Catherine U.), Ser. 7-Q, 5.00%, 10/1/32 (Prerefunded 10/1/22)	Baa1	700,000	779,611
(Gustavus Adolphus College), Ser. 7-B, U.S. Govt. Coll., 5.00%, 10/1/31 (Prerefunded 10/1/19)	AAA/P	500,000	501,450
(College of St. Benedict), Ser. 7-M, U.S. Govt. Coll., 5.00%, 3/1/31 (Prerefunded 3/1/20)	AAA/P	300,000	305,706
(St. John's U.), Ser. 8-H, 5.00%, 10/1/22	A2	500,000	556,415
(St. Olaf College), Ser. 7-F, U.S. Govt. Coll., 4.50%, 10/1/30 (Prerefunded 10/1/19)	A1	750,000	751,868
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	1,109,820
(College of St. Scholastica, Inc.), 4.00%, 12/1/40(FWC)	Baa2	750,000	841,920
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	636,115
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	570,340
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	1,011,614
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	455,380
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	456,012
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	100,578
(College of St. Scholastica, Inc.), Ser. 7-R, 4.00%, 12/1/19	Baa2	200,000	201,284
(Macalester College), Ser. 7-S, 3.00%, 5/1/22	Aa3	415,000	426,840
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/35	A1	500,000	585,340
Ser. A, 5.00%, 10/1/34	A1	850,000	995,520
5.00%, 10/1/33	A1	250,000	292,990
5.00%, 10/1/29	A1	350,000	433,241
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	1,000,000	1,096,450
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	535,000	559,161
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	562,980
New London-Spicer, G.O. Bonds, (Indpt. School Dist. No. 345), Ser. A, 4.00%, 2/1/31	AAA	500,000	566,315
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	476,016
5.00%, 1/1/36	A3	180,000	216,157
5.00%, 1/1/35	A3	170,000	204,648
5.00%, 1/1/34	A3	210,000	253,325
5.00%, 1/1/33	A3	235,000	284,110
5.00%, 1/1/32	A3	215,000	261,315
5.00%, 1/1/31	A3	200,000	244,602
5.00%, 1/1/28	A3	250,000	302,913
Ser. A-2, U.S. Govt. Coll., 5.00%, 1/1/24 (Prerefunded 1/1/21)	A3	500,000	525,845
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB	200,000	210,632
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,695,990
Rochester, Elec. Util. Rev. Bonds
Ser. B, 5.00%, 12/1/43	Aa3	1,000,000	1,142,170
Ser. A, 5.00%, 12/1/36	Aa3	500,000	609,310
Ser. A, 5.00%, 12/1/35	Aa3	730,000	891,746
Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,035,630
(Mayo Clinic), Ser. D, 5.00%, 11/15/38	Aa2	500,000	511,305
(Mayo Clinic), Ser. E, 5.00%, 11/15/38	Aa2	750,000	766,958
(Mayo Clinic), Ser. B, 5.00%, 11/15/36	Aa2	500,000	729,425
(Olmsted Med. Ctr.), 5.00%, 7/1/33	A/F	650,000	718,380
(Mayo Clinic), 4.00%, 11/15/48	Aa2	1,500,000	1,693,230
(Mayo Clinic), 4.00%, 11/15/41	Aa2	250,000	261,993
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 1.35%, 11/15/38	A-1+	500,000	500,000
Ser. B, 1.35%, 11/15/38	VMIG 1	3,050,000	3,050,000
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa2	700,000	466,606
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	758,507
5.00%, 9/1/29	A-	250,000	289,008
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/42	A1	1,500,000	1,840,710
5.00%, 1/1/36	A1	500,000	595,100
NATL, zero %, 1/1/24	A1	2,000,000	1,886,740
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
Ser. A, 5.125%, 5/1/30	A2	30,000	30,747
Ser. A, U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	Aaa	470,000	482,338
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,770,060
4.00%, 5/1/49	A2	1,000,000	1,121,470
St. Paul Park, Senior Hsg. & Hlth. Care Rev. Bonds, (Presbyterian Homes Bloomington), 5.00%, 9/1/42	BB/P	500,000	551,890
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB+	350,000	354,102
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	276,770
Ser. A, 5.00%, 12/1/37	BBB-	500,000	542,805
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	269,323
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB+	500,000	536,425
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BBB-	250,000	265,848
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	731,978
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	A+	1,000,000	1,129,510
4.00%, 11/15/36	A+	1,000,000	1,132,880
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds, (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A+	1,000,000	1,159,850
5.00%, 7/1/32	A+	500,000	582,360
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	796,211
St. Paul, Metro. Council Area G.O. Bonds, (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,200,326
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	750,000	751,455
St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds, (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	200,000	203,150
U. of MN Rev. Bonds, Ser. A
5.50%, 7/1/21 (Escrowed to maturity)	AA	705,000	743,979
5.00%, 9/1/41	Aa1	2,000,000	2,478,820
5.00%, 4/1/41	Aa1	1,000,000	1,201,410
5.00%, 9/1/39	Aa1	1,500,000	1,866,060
5.00%, 4/1/35	Aa1	1,000,000	1,215,900
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/49	Aa3	1,500,000	1,860,255
5.00%, 1/1/32	Aa3	500,000	605,810
5.00%, 1/1/31	Aa3	1,000,000	1,151,300
5.00%, 1/1/30	Aa3	1,000,000	1,116,220
Willmar, G.O. Bonds, (Rice Memorial Hosp.), Ser. A, 5.00%, 2/1/21	Aa3	1,000,000	1,054,490
Winona, Hlth. Care Fac. Rev. Bonds, (Winona Hlth. Oblig. Group), 5.00%, 7/1/34	BBB	400,000	416,884
Woodbury, G.O. Bonds, Ser. A, 3.00%, 2/1/22	AAA	780,000	816,379
Woodbury, Charter School Lease Rev. Bonds, (MSA Bldg. Co.), Ser. A
5.00%, 12/1/32	BBB-	220,000	231,293
5.00%, 12/1/27	BBB-	210,000	222,025

			131,050,366
New Jersey (0.2%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	260,000	293,756

			293,756
New York (0.1%)
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds, (Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	112,885

			112,885
Ohio (0.4%)
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin), 5.00%, 11/15/23	BBB+/F	150,000	169,952
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	291,618

			461,570
Puerto Rico (0.1%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Ser. 07A
zero %, 8/1/44	BBB/P	212,265	154,423
zero %, 8/1/44	BBB/P	69,899	9,611

			164,034
South Carolina (1.0%)
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.944%, 10/1/31	A1	1,250,000	1,250,288

			1,250,288
Wisconsin (0.2%)
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	273,265

			273,265
TOTAL INVESTMENTS

Total investments (cost $126,926,775)			$134,426,689

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $130,804,631.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $5,854,389 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.09% and 2.14%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	21.4%
	Education	21.2
	Local debt	21.2
	Utilities	13.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$134,426,689	$—

Totals by level	$—	$134,426,689	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com